CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details)	Dec. 31, 2017
Bottom of range
Disclosure of fair value measurement of assets [line items]
Discount Rate Used In Current Measurement Of Higher Of Fair Value Less Costs Of Disposal Or Previous Estimate Of Value In Use	10.00%
Top of range
Disclosure of fair value measurement of assets [line items]
Discount Rate Used In Current Measurement Of Higher Of Fair Value Less Costs Of Disposal Or Previous Estimate Of Value In Use	12.00%